Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2020
Basis Of Preparation [Abstract]
Reconciliation of Operating Lease Commitments Disclosed at 31 March 2019 to Lease Liabilities Recognised at 1 April 2019
The reconciliation of operating lease commitments disclosed at 31 March 2019 to lease liabilities recognised at 1 April 2019 is as follows:

£m
Operating lease commitments disclosed as at 31 March 2019[a]	6,619
Arrangements not considered to be a lease under IAS 17 & IFRIC 4	74
Adjustments as a result of different treatment of extension & termination options	437
Short-term & low value leases recognised as an expense on a straight-line basis	(8)
Effect of discounting under the group's incremental borrowing rate	(901)
Other[b]	(158)
Additional lease liabilities recognised as a result of IFRS 16	6,063
Existing finance leases	206
Total lease liabilities recognised as at 1 April 2019	6,269
[a] BT Group plc Annual Report 2019, note 30 (page 171).
[b] Other primarily represents leases between BT Group plc and MBNL, of which BT’s share is eliminated for consolidation purposes, but which had been shown gross in operating lease commitments disclosed as at 31 March 2019.

Summary of Impact on the Balance Sheet of the Transition to IFRS 16
Set out below is the impact on the balance sheet of the transition to IFRS 16.

	At 31 March 2019 £m	IFRS 16 opening balance adjustment £m	At 1 April 2019 £m
Non-current assets
Right-of-use assets	—	5,155	5,155
Intangible assets[a]	14,385	(70)	14,315
Property, plant and equipment[a]	17,835	(34)	17,801
Deferred tax assets[b]	1,347	2	1,349
Other non-current assets	2,276	—	2,276
	35,843	5,053	40,896
Current assets
Trade and other receivables[c]	3,222	(50)	3,172
Other current assets	7,222	—	7,222
	10,444	(50)	10,394
Current liabilities
Lease liabilities	—	725	725
Loans and other borrowings[a]	2,100	(16)	2,084
Trade and other payables[d]	5,790	91	5,881
Contract liabilities[d]	1,225	(34)	1,191
Provisions[f]	424	(17)	407
Other current liabilities	63	—	63
	9,602	749	10,351
Total assets less current liabilities	36,685	4,254	40,939
Non-current liabilities
Lease liabilities	—	5,544	5,544
Loans and other borrowings[a]	14,776	(190)	14,586
Contract liabilities[d]	200	(12)	188
Other payables[d,e]	1,479	(825)	654
Provisions[f]	582	(192)	390
Other non-current liabilities	9,481	—	9,481
	26,518	4,325	30,843
Equity
Retained earnings[g]	3,919	(71)	3,848
All other reserves and equity	6,248	—	6,248
Total equity	10,167	(71)	10,096
	36,685	4,254	40,939
[a] Finance lease assets and liabilities reclassified to right-of-use asset and lease liabilities respectively.
[b] Deferred tax recognised on retained earnings adjustment for deferral of connection fees associated with ‘last mile’ arrangements.
[c] Trade and other receivables adjusted to reclassify lease prepayments to the corresponding right-of-use assets.
[d] Contract liabilities recognised in respect of 'last mile' arrangements reclassified to trade and other payables.
[e] Other payables adjusted to reclassify accruals for rent inflation associated with operating leases to the corresponding right-of-use assets.
[f] Onerous lease provisions reclassified to the corresponding right-of-use assets or released to retained earnings.
[g] Retained earnings adjusted to recognise deferred income in respect of connection fees received for ‘last mile’ arrangements, and to reflect impairment of right-of-use assets and release of corresponding onerous lease provisions.